Document and Entity Information	12 Months Ended
Dec. 31, 2022
Entity [Table]
Entity registrant name	UBS Group AG
Entity Primary SIC Number	6021
Entity Tax Identification Number	00-0000000
Entity central index key	0001610520
Document type	F-4/A
Amendment flag	false
Document fiscal year focus	2022
Document fiscal period focus	FY
Entity emerging growth company	false
Entity Address Address Line 1	Bahnhofstrasse 45
Entity Address City Or Town	Zurich
Entity Address Postal Zip Code	8001
Entity Address Country	CH
Entity Incorporation State Country Code	V8
Country Region	41
City Area Code	44
Local Phone Number	234 11 11
Business Contact [Member]
Entity [Table]
Entity registrant name	UBS Group AG
Contact Personnel Name	David Kelly
Entity Address Address Line 1	600 Washington Boulevard
Entity Address City Or Town	Stamford
Entity Address State	CT
Entity Address Postal Zip Code	06901
Country Region	1
City Area Code	203
Local Phone Number	719-3000
Legal Contact [Member]
Entity [Table]
Contact Personnel Name	Marc O. Williams John B. Meade Evan Rosen
Entity Address Address Line 1	Davis Polk & Wardwell LLP
Entity Address Address Line 2	450 Lexington Avenue
Entity Address City Or Town	New York
Entity Address State	NY
Entity Address Postal Zip Code	10017
Country Region	1
City Area Code	212
Local Phone Number	450-4000